Project debt, movement in project debt, split between cash and non-cash items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Project debt [Abstract]
Beginning balance	$ 5,330,467
Cash flow	(248,472)
Non-cash changes	393,212
Ending balance	$ 5,475,208